SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2023
SHARE-BASED COMPENSATION
Summary of the option activities

			Weighted–	Weighted–	Weighted
		Weighted–	Average	Average	Average
		Average	Grant	Grant	Remaining	Aggregate
	Number of	Exercise	Date	Date	Contractual	intrinsic
	Options	Price	Fair Value	Fair Value	Term	value
		US$ per	US$ per	RMB per
		option	option	option	Years	RMB
Outstanding at January 1, 2022	13,102,590	1.60	1.10	7.21	8.86	12,335
Granted	2,199,826	0.65	0.35	2.22	—	—
Forfeited	(397,723)	1.32	0.68	4.40	—	—
Exercised	(66,945)	0.30	0.29	2.00	—	—
Outstanding at June 30, 2022	14,837,748	1.47	1.00	6.57	8.44	14,455

Outstanding at January 1, 2023	15,162,546	1.39	0.91	5.98	8.14	1,290
Granted	663,405	0.38	0.21	1.46	—	—
Forfeited	(828,031)	2.01	1.01	6.55	—	—
Exercised	(51,730)	0.39	0.22	1.43	—	—
Expired	(93,522)	1.32	0.66	4.35	—	—
Outstanding at June 30, 2023	14,852,668	1.31	0.88	5.77	7.72	7,490

Summary of the assumptions used to estimate the fair value of the share options

	For the six months ended June 30,
	2022	2023
Risk-free interest rate	1.79%-3.12%	3.46%-4.10%
Dividend yield	0%	0%
Expected volatility range	55.62%-55.94%	57.36%~57.55%
Exercise multiple	2.20-2.80	2.20
Contractual life	10 years	10 years

Options
SHARE-BASED COMPENSATION
Summary of share-based compensation expenses

	For the six months ended June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Research and development expenses	6,909	2,487	343
Administrative expenses	6,854	4,195	579
	13,763	6,682	922

Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Summary of share-based compensation expenses

	For the six months ended June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Research and development expenses	644	3,230	445
Administrative expenses	1,191	4,999	689
	1,835	8,229	1,134